Derivative instruments and hedging activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Fair value	$ 10	$ (391)
Notional amount	86,748	101,850
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	22,000
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Euro [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative liability	48,800
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | New Israeli Shekel [Member]
Derivatives, Fair Value [Line Items]
Notional amount	8,900
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Japanese Yen [Member]
Derivatives, Fair Value [Line Items]
Notional amount	7,000
Foreign Exchange Contract [Member] | Other current assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	480	3,753
Notional amount of derivative asset	37,993	$ 45,000
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	94
Notional amount of derivative asset	9,518
Fair value derivative liability	(173)	$ (1,243)
Notional amount of derivative liability	12,500	38,426
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(391)	(2,901)
Notional amount of derivative liability	$ 26,737	$ 18,424